Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity

Freedom

Funds®

Fidelity Freedom Income Fund®

(fund number 369, trading symbol FFFAX)

Fidelity Freedom 2000 Fund®

(fund number 370, trading symbol FFFBX)

Fidelity Freedom 2005 FundSM

(fund number 1312, trading symbol FFFVX)

Fidelity Freedom 2010 Fund®

(fund number 371, trading symbol FFFCX)

Fidelity Freedom 2015 FundSM

(fund number 1313, trading symbol FFVFX)

Fidelity Freedom 2020 Fund®

(fund number 372, trading symbol FFFDX)

Fidelity Freedom 2025 FundSM

(fund number 1314, trading symbol FFTWX)

Fidelity Freedom 2030 Fund®

(fund number 373, trading symbol FFFEX)

Fidelity Freedom 2035 FundSM

(fund number 1315, trading symbol FFTHX)

Fidelity Freedom 2040 Fund®

(fund number 718, trading symbol FFFFX)

Prospectus

May 29, 2004

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Freedom Income Fund seeks high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

Strategic AdvisersSM , Inc. (Strategic Advisers)'s principal investment strategies include:

  Investing in a combination of Fidelity equity, fixed-income, and money market funds using a moderate asset allocation strategy designed for investors already in retirement.
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation.
  Using a target asset allocation as of March 31, 2004 of approximately:



Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. A small number of companies represents a large portion of the technology industries as a whole, and these companies can be sensitive to adverse economic or regulatory developments.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2000 Fund seeks high total return.

Principal Investment Strategies

Strategic Advisers' principal investment strategies include:

  Investing in a combination of Fidelity equity, fixed-income, and money market funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2000.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market funds (approximately five to ten years after the year 2000).

Prospectus

Fund Summary - continued

  Using a target asset allocation as of March 31, 2004 of approximately:



Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. A small number of companies represents a large portion of the technology industries as a whole, and these companies can be sensitive to adverse economic or regulatory developments.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2005 Fund seeks high total return.

Principal Investment Strategies

Strategic Advisers' principal investment strategies include:

  Investing in a combination of Fidelity equity, fixed-income, and money market funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2005.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market funds (approximately five to ten years after the year 2005).
  Using a target asset allocation as of March 31, 2004 of approximately:

Prospectus

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. A small number of companies represents a large portion of the technology industries as a whole, and these companies can be sensitive to adverse economic or regulatory developments.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2010 Fund seeks high total return.

Principal Investment Strategies

Strategic Advisers' principal investment strategies include:

  Investing in a combination of Fidelity equity, fixed-income, and money market funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market funds (approximately five to ten years after the year 2010).
  Using a target asset allocation as of March 31, 2004 of approximately:



Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. A small number of companies represents a large portion of the technology industries as a whole, and these companies can be sensitive to adverse economic or regulatory developments.

Prospectus

Fund Summary - continued

  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2015 Fund seeks high total return.

Principal Investment Strategies

Strategic Advisers' principal investment strategies include:

  Investing in a combination of Fidelity equity, fixed-income, and money market funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market funds (approximately five to ten years after the year 2015).
  Using a target asset allocation as of March 31, 2004 of approximately:



Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. A small number of companies represents a large portion of the technology industries as a whole, and these companies can be sensitive to adverse economic or regulatory developments.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

Prospectus

  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2020 Fund seeks high total return.

Principal Investment Strategies

Strategic Advisers' principal investment strategies include:

  Investing in a combination of Fidelity equity, fixed-income, and money market funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market funds (approximately five to ten years after the year 2020).
  Using a target asset allocation as of March 31, 2004 of approximately:



Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Europe. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the European Economic and Monetary Union (EMU). The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
  Geographic Concentration in Japan. The Japanese economy is currently in a recession. International trade and government policy can significantly affect economic growth. A small number of industries represents a large portion of the Japanese market, as represented by the Tokyo Stock Exchange Stock Price Index (TOPIX). These industries can be sensitive to adverse political, economic, or regulatory developments.
  Geographic Concentration in Southeast Asia. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy, and political and social stability can significantly affect economic growth. The markets in Southeast Asia can be extremely volatile. A small number of companies represents a large portion of the Southeast Asian market as a whole, and these companies can be sensitive to adverse political, economic, or regulatory developments.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. A small number of companies represents a large portion of the technology industries as a whole, and these companies can be sensitive to adverse economic or regulatory developments.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

Prospectus

Fund Summary - continued

  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2025 Fund seeks high total return.

Principal Investment Strategies

Strategic Advisers' principal investment strategies include:

  Investing in a combination of Fidelity equity, fixed-income, and money market funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market funds (approximately five to ten years after the year 2025).
  Using a target asset allocation as of March 31, 2004 of approximately:

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Europe. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the EMU. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
  Geographic Concentration in Japan. The Japanese economy is currently in a recession. International trade and government policy can significantly affect economic growth. A small number of industries represents a large portion of the Japanese market, as represented by the TOPIX. These industries can be sensitive to adverse political, economic, or regulatory developments.
  Geographic Concentration in Southeast Asia. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy, and political and social stability can significantly affect economic growth. The markets in Southeast Asia can be extremely volatile. A small number of companies represents a large portion of the Southeast Asian market as a whole, and these companies can be sensitive to adverse political, economic, or regulatory developments.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. A small number of companies represents a large portion of the technology industries as a whole, and these companies can be sensitive to adverse economic or regulatory developments.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

Prospectus

  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2030 Fund seeks high total return.

Principal Investment Strategies

Strategic Advisers' principal investment strategies include:

  Investing in a combination of Fidelity equity, fixed-income, and money market funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market funds (approximately five to ten years after the year 2030).
  Using a target asset allocation as of March 31, 2004 of approximately:



Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Europe. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the EMU. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
  Geographic Concentration in Japan. The Japanese economy is currently in a recession. International trade and government policy can significantly affect economic growth. A small number of industries represents a large portion of the Japanese market, as represented by the TOPIX. These industries can be sensitive to adverse political, economic, or regulatory developments.
  Geographic Concentration in Southeast Asia. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy, and political and social stability can significantly affect economic growth. The markets in Southeast Asia can be extremely volatile. A small number of companies represents a large portion of the Southeast Asian market as a whole, and these companies can be sensitive to adverse political, economic, or regulatory developments.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. A small number of companies represents a large portion of the technology industries as a whole, and these companies can be sensitive to adverse economic or regulatory developments.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

Prospectus

Fund Summary - continued

  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2035 Fund seeks high total return.

Principal Investment Strategies

Strategic Advisers' principal investment strategies include:

  Investing in a combination of Fidelity equity, fixed-income, and money market funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market funds (approximately five to ten years after the year 2035).
  Using a target asset allocation as of March 31, 2004 of approximately:



Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Europe. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the EMU. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
  Geographic Concentration in Japan. The Japanese economy is currently in a recession. International trade and government policy can significantly affect economic growth. A small number of industries represents a large portion of the Japanese market, as represented by the TOPIX. These industries can be sensitive to adverse political, economic, or regulatory developments.
  Geographic Concentration in Southeast Asia. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy, and political and social stability can significantly affect economic growth. The markets in Southeast Asia can be extremely volatile. A small number of companies represents a large portion of the Southeast Asian market as a whole, and these companies can be sensitive to adverse political, economic, or regulatory developments.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. A small number of companies represents a large portion of the technology industries as a whole, and these companies can be sensitive to adverse economic or regulatory developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

Prospectus

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2040 Fund seeks high total return.

Principal Investment Strategies

Strategic Advisers' principal investment strategies include:

  Investing in a combination of Fidelity equity, fixed-income, and money market funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market funds (approximately five to ten years after the year 2040).
  Using a target asset allocation as of March 31, 2004 of approximately:



Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Europe. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the EMU. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
  Geographic Concentration in Japan. The Japanese economy is currently in a recession. International trade and government policy can significantly affect economic growth. A small number of industries represents a large portion of the Japanese market, as represented by the TOPIX. These industries can be sensitive to adverse political, economic, or regulatory developments.
  Geographic Concentration in Southeast Asia. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy, and political and social stability can significantly affect economic growth. The markets in Southeast Asia can be extremely volatile. A small number of companies represents a large portion of the Southeast Asian market as a whole, and these companies can be sensitive to adverse political, economic, or regulatory developments.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. A small number of companies represents a large portion of the technology industries as a whole, and these companies can be sensitive to adverse economic or regulatory developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Prospectus

Fund Summary - continued

Performance

The following information illustrates the changes in Freedom Income's, Freedom 2000's, Freedom 2010's, Freedom 2020's, Freedom 2030's, and Freedom 2040's performance from year to year and compares each of these fund's performance to the performance of a market index and a combination of market indexes over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Performance history will be available for Freedom 2005, Freedom 2015, Freedom 2025, and Freedom 2035 after each fund has been in operation for one calendar year.

Year-by-Year Returns

Freedom Income
Calendar Years	1997	1998	1999	2000	2001	2002	2003
	10.91%	11.10%	7.19%	6.28%	2.22%	-0.26%	7.33%



During the periods shown in the chart for Freedom Income:	Returns	Quarter ended
Highest Quarter Return	 5.01%	June 30, 1997
Lowest Quarter Return	 -1.44%	March 31, 2001
Year-to-Date Return	 1.53%	March 31, 2004
Freedom 2000
Calendar Years	1997	1998	1999	2000	2001	2002	2003
	15.29%	15.26%	12.16%	3.98%	-0.09%	-1.83%	9.21%



During the periods shown in the chart for Freedom 2000:	Returns	Quarter ended
Highest Quarter Return	 8.90%	December 31, 1998
Lowest Quarter Return	 -3.40%	September 30, 2001
Year-to-Date Return	 1.61%	March 31, 2004
Freedom 2010
Calendar Years	1997	1998	1999	2000	2001	2002	2003
	19.36%	19.31%	19.04%	0.67%	-4.34%	-6.85%	17.13%



During the periods shown in the chart for Freedom 2010:	Returns	Quarter ended
Highest Quarter Return	 13.50%	December 31, 1998
Lowest Quarter Return	 -7.50%	September 30, 2001
Year-to-Date Return	 2.23%	March 31, 2004
Freedom 2020
Calendar Years	1997	1998	1999	2000	2001	2002	2003
	21.24%	21.67%	25.31%	-3.03%	-9.07%	-13.71%	24.90%



During the periods shown in the chart for Freedom 2020:	Returns	Quarter ended
Highest Quarter Return	 17.19%	December 31, 1998
Lowest Quarter Return	 -12.55%	September 30, 2001
Year-to-Date Return	 2.46%	March 31, 2004
Freedom 2030
Calendar Years	1997	1998	1999	2000	2001	2002	2003
	21.40%	22.12%	28.50%	-5.07%	-11.69%	-17.31%	28.42%



During the periods shown in the chart for Freedom 2030:	Returns	Quarter ended
Highest Quarter Return	 18.59%	December 31, 1999
Lowest Quarter Return	 -15.03%	September 30, 2001
Year-to-Date Return	 2.47%	March 31, 2004
Freedom 2040
Calendar Years	2001	2002	2003
	-13.50%	-19.66%	31.16%



During the periods shown in the chart for Freedom 2040:	Returns	Quarter ended
Highest Quarter Return	 15.40%	June 30, 2003
Lowest Quarter Return	 -16.92%	September 30, 2001
Year-to-Date Return	 2.51%	March 31, 2004

Prospectus

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2003	Past 1 year	Past 5 years	Life of fund
Freedom Income
Return Before Taxes	 7.33%	 4.51%	 6.40%A
Return After Taxes on Distributions	 6.49%	 2.84%	 4.58%A
Return After Taxes on Distributions and Sale of Fund Shares	 4.86%	 2.86%	 4.40%A
Lehman Brothers® Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	 4.10%	 6.62%	 7.39%A
Fidelity Freedom Income Composite Index (reflects no deduction for fees, expenses, or taxes)	 8.04%	 4.47%	 6.50%A
Freedom 2000
Return Before Taxes	 9.21%	 4.55%	 7.64%A
Return After Taxes on Distributions	 8.47%	 2.77%	 5.83%A
Return After Taxes on Distributions and Sale of Fund Shares	 6.02%	 2.90%	 5.58%A
Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	 4.10%	 6.62%	 7.39%A
Fidelity Freedom 2000 Composite Index (reflects no deduction for fees, expenses, or taxes)	 9.09%	 4.08%	 7.50%A
Freedom 2010
Return Before Taxes	 17.13%	 4.58%	 8.78%A
Return After Taxes on Distributions	 16.15%	 3.01%	 7.14%A
Return After Taxes on Distributions and Sale of Fund Shares	 11.30%	 3.09%	 6.73%A
S&P 500® (reflects no deduction for fees, expenses, or taxes)	 28.69%	 -0.57%	 8.11%A
Fidelity Freedom 2010 Composite Index (reflects no deduction for fees, expenses, or taxes)	 17.11%	 3.76%	 8.39%A
Freedom 2020
Return Before Taxes	 24.90%	 3.56%	 8.62%A
Return After Taxes on Distributions	 24.20%	 2.13%	 7.12%A
Return After Taxes on Distributions and Sale of Fund Shares	 16.35%	 2.36%	 6.73%A
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 28.69%	 -0.57%	 8.11%A
Fidelity Freedom 2020 Composite Index (reflects no deduction for fees, expenses, or taxes)	 25.29%	 2.44%	 7.99%A
Freedom 2030
Return Before Taxes	 28.42%	 2.73%	 8.09%A
Return After Taxes on Distributions	 27.87%	 1.55%	 6.74%A
Return After Taxes on Distributions and Sale of Fund Shares	 18.58%	 1.79%	 6.36%A
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 28.69%	 -0.57%	 8.11%A
Fidelity Freedom 2030 Composite Index (reflects no deduction for fees, expenses, or taxes)	 29.19%	 1.50%	 7.32%A
Freedom 2040
Return Before Taxes	 31.16%	--	 -6.40%B
Return After Taxes on Distributions	 30.58%	--	 -6.92%B
Return After Taxes on Distributions and Sale of Fund Shares	 20.40%	--	 -5.64%B
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 28.69%	--	 -7.06%B
Fidelity Freedom 2040 Composite Index (reflects no deduction for fees, expenses, or taxes)	 32.37%	--	 -4.67%B

A From October 17, 1996.

B From September 6, 2000.

Prospectus

Fund Summary - continued

If Fidelity Management & Research Company (FMR) were to reimburse certain expenses, returns would be higher during these periods.

Lehman Brothers® Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Each of Fidelity Freedom Income Composite Index, Fidelity Freedom 2000 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2030 Composite Index, and Fidelity Freedom 2040 Composite Index is a hypothetical representation of the performance of Freedom Income's, Freedom 2000's, Freedom 2010's, Freedom 2020's, Freedom 2030's, and Freedom 2040's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for the Freedom Funds with target retirement dates, to reflect the increasingly conservative asset allocations. The following indexes are used to represent the Funds' asset classes when calculating the composite indexes: domestic equity - the Wilshire 5000® Total Market Index (Wilshire 5000®), international equity - the Morgan Stanley Capital InternationalSM  Europe, Australasia and Far East (MSCI® EAFE®) Index, investment grade fixed-income - the Lehman Brothers Aggregate Bond Index, high yield fixed-income - the Merrill Lynch® U.S. High Yield Master II Index, and money market - the Lehman Brothers 3-Month Treasury Bill Index.

Wilshire 5000 Total Market Index (Wilshire 5000) is a market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Merrill Lynch U.S. High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

Lehman Brothers 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a Freedom Fund. The annual fund operating expenses provided below for a Freedom Fund do not reflect the effect of any expense reimbursements during the period.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Prospectus

Annual operating expenses (paid from fund assets)

Freedom Income	Management fee	0.10%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expensesA	0.10%
Freedom 2000	Management fee	0.10%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expensesA	0.10%
Freedom 2005	Management fee	0.10%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expensesB	0.10%
Freedom 2010	Management fee	0.10%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expensesA	0.10%
Freedom 2015	Management fee	0.10%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expensesB	0.10%
Freedom 2020	Management fee	0.10%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expensesA	0.10%
Freedom 2025	Management fee	0.10%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expensesB	0.10%
Freedom 2030	Management fee	0.10%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expensesA	0.10%
Freedom 2035	Management fee	0.10%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expensesB	0.10%
Freedom 2040	Management fee	0.10%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expensesC	0.10%

A Effective November 1, 1996, FMR has voluntarily agreed to reimburse Freedom Income, Freedom 2000, Freedom 2010, Freedom 2020, and Freedom 2030 to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed 0.08% of their respective average net assets. These arrangements may be discontinued by FMR at any time.

B Effective November 6, 2003, FMR has voluntarily agreed to reimburse Freedom 2005, Freedom 2015, Freedom 2025, and Freedom 2035 to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed 0.08% of its average net assets. This arrangement may be discontinued by FMR at any time.

C Effective September 6, 2000, FMR has voluntarily agreed to reimburse Freedom 2040 to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed 0.08% of its average net assets. This arrangement may be discontinued by FMR at any time.

Each Freedom Fund may incur redemption fees (short-term trading fees), if applicable, when it invests in underlying Fidelity funds.

In addition to the total operating expenses shown above, each Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund, and each Freedom Fund's investment return will be net of underlying Fidelity fund expenses.

The combined total expense ratios of each Freedom Fund (calculated as a percentage of average net assets) are as follows:

Prospectus

Fund Summary - continued

	Combined total expense ratio after expense reimbursements and expense reductions for each Freedom Fund and the underlying Fidelity funds	Combined total expense ratio before expense reimbursements and expense reductions for each Freedom Fund and the underlying Fidelity funds
Freedom Income	 0.68%	 0.69%
Freedom 2000	 0.71%	 0.72%
Freedom 2005	 0.80%	 0.81%
Freedom 2010	 0.81%	 0.82%
Freedom 2015	 0.84%	 0.86%
Freedom 2020	 0.87%	 0.89%
Freedom 2025	 0.88%	 0.90%
Freedom 2030	0.89%	0.91%
Freedom 2035	 0.90%	 0.93%
Freedom 2040	0.91%	0.93%

Each Freedom Fund's combined total expense ratio is based on its total operating expense ratio plus a weighted average of the total operating expense ratios of the underlying Fidelity funds in which it was invested (for each underlying Fidelity fund's most recently reported fiscal year) as of March 31, 2004. The combined total expense ratios for each Freedom Fund may be higher or lower depending on the allocation of a fund's assets among the underlying Fidelity funds and the actual expenses of the underlying Fidelity funds.

This example helps you compare the cost of investing in the Freedom Funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each Freedom Fund's annual return is 5%, that your shareholder fees are exactly as described in the fee table, and that each Freedom Fund's combined total expense ratio includes each Freedom Fund's annual operating expenses exactly as described in the fee table and the weighted average of the total operating expenses of each of the underlying Fidelity funds, before expense reimbursement and expense reductions. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Freedom Income	1 year	$ 71
	3 years	$ 221
	5 years	$ 385
	10 years	$ 859
Freedom 2000	1 year	$ 73
	3 years	$ 229
	5 years	$ 398
	10 years	$ 890
Freedom 2005	1 year	$ 83
	3 years	$ 259
	5 years	$ 450
	10 years	$ 1,003
Freedom 2010	1 year	$ 84
	3 years	$ 262
	5 years	$ 455
	10 years	$ 1,014
Freedom 2015	1 year	$ 88
	3 years	$ 274
	5 years	$ 476
	10 years	$ 1,059
Freedom 2020	1 year	$ 91
	3 years	$ 284
	5 years	$ 494
	10 years	$ 1,097
Freedom 2025	1 year	$ 92
	3 years	$ 288
	5 years	$ 500
	10 years	$ 1,110
Freedom 2030	1 year	$ 93
	3 years	$ 292
	5 years	$ 507
	10 years	$ 1,125
Freedom 2035	1 year	$ 95
	3 years	$ 295
	5 years	$ 513
	10 years	$ 1,139
Freedom 2040	1 year	$ 95
	3 years	$ 298
	5 years	$ 517
	10 years	$ 1,148

Prospectus

Fund Basics

Investment Details

Investment Objective

Freedom Income Fund seeks high current income and, as a secondary objective, capital appreciation.

Each of Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, and Freedom 2040 Fund seeks high total return.

Principal Investment Strategies

Strategic Advisers invests each Freedom Fund's assets in a combination of Fidelity funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market funds (underlying Fidelity funds). The Freedom Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of each Freedom Fund with a target retirement date (Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Freedom 2040, which is designed for investors planning to retire around the year 2040, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, Freedom 2000, which has reached its target retirement year, has a conservative target asset allocation, with less than half of its assets invested in equity funds and the majority of its assets invested in fixed-income and money market funds.

Freedom Income is designed for investors in their retirement years. Strategic Advisers allocates the fund's assets according to a stable target asset allocation that emphasizes fixed-income and money market funds but also includes a small amount of equity funds.

The following table contains guidelines designed to help investors select an appropriate Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

Retirement Year	Fund
Retired before 2000	Freedom Income
2000 - 2002	Freedom 2000
2003 - 2007	Freedom 2005
2008 - 2012	Freedom 2010
2013 - 2017	Freedom 2015
2018 - 2022	Freedom 2020
2023 - 2027	Freedom 2025
2028 - 2032	Freedom 2030
2033 - 2037	Freedom 2035
2038 - 2042	Freedom 2040

The following table lists the underlying Fidelity funds in which each Freedom Fund currently may invest and each Freedom Fund's approximate target asset allocation to each underlying Fidelity fund as of March 31, 2004. Strategic Advisers may change these percentages over time.

Fund Categories	Freedom Income	Freedom 2000	Freedom 2005	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040
EQUITY FUNDS Domestic Equity Funds
Fidelity® Blue Chip Growth Fund	 3%	 4%	 6%	 6%	 8%	 9%	 10%	 10%	 10%	 11%
Fidelity Disciplined Equity Fund	 3%	 4%	 6%	 6%	 8%	 9%	 10%	 11%	 11%	 11%
Fidelity Equity-Income Fund	 3%	 4%	 6%	 7%	 8%	 9%	 10%	 11%	 11%	 11%
Fidelity Fund	 3%	 4%	 6%	 6%	 8%	 9%	 10%	 10%	 10%	 11%
Fidelity Growth & Income Portfolio	 3%	 4%	 6%	 6%	 8%	 9%	 10%	 10%	 10%	 11%
Fidelity Growth Company Fund	 2%	 2%	 4%	 4%	 5%	 5%	 6%	 6%	 6%	 7%
Fidelity Mid-Cap Stock Fund	 2%	 2%	 4%	 4%	 5%	 6%	 6%	 6%	 6%	 7%
Fidelity OTC Portfolio	 2%	 2%	 3%	 3%	 4%	 4%	 5%	 5%	 5%	 5%
International Equity Funds
Fidelity Diversified International Fund	 0%	 <1%	 1%	 2%	 2%	 3%	 3%	 3%	 4%	 4%
Fidelity Europe Fund	 0%	 <1%	 2%	 2%	 3%	 4%	 4%	 5%	 5%	 6%
Fidelity Japan Fund	 0%	 <1%	 1%	 1%	 1%	 1%	 1%	 1%	 2%	 2%
Fidelity Overseas Fund	 0%	 <1%	 1%	 1%	 2%	 3%	 3%	 3%	 4%	 4%
Fidelity Southeast Asia Fund	 0%	 <1%	 <1%	 <1%	 <1%	 1%	 1%	 1%	 1%	 1%
FIXED-INCOME FUNDS Investment-Grade Fixed-Income Funds
Fidelity Government Income Fund	 15%	 15%	 15%	 14%	 11%	 8%	 6%	 4%	 2%	 <1%
Fidelity Intermediate Bond Fund	 10%	 10%	 10%	 9%	 7%	 5%	 4%	 2%	 1%	 <1%
Fidelity Investment Grade Bond Fund	 15%	 15%	 15%	 14%	 11%	 8%	 6%	 4%	 2%	 <1%
High Yield  Fixed-Income Funds
Fidelity Capital & Income Fund	 0%	 1%	 3%	 4%	 3%	 4%	 4%	 5%	 5%	 5%
Fidelity High Income Fund	 0%	 1%	 3%	 2%	 3%	 4%	 4%	 4%	 5%	 5%
Money Market Fund
Retirement Money Market Portfolio	 38%	 32%	 10%	 9%	 4%	 0%	 0%	 0%	 0%	 0%
 Note: The allocation percentages may not add to 100% due to rounding.

The following chart illustrates each Freedom Fund's approximate target asset allocation among equity, fixed-income, and money market funds as of March 31, 2004. The chart also illustrates how these allocations may change over time. The Freedom Funds' target asset allocations may differ from this illustration.

When the target asset allocation of a Freedom Fund with a target retirement date matches Freedom Income's target asset allocation (approximately five to ten years after the fund's retirement date), it is expected that the fund will be combined with Freedom Income and the fund's shareholders will become shareholders of Freedom Income.

Strategic Advisers intends to manage each Freedom Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying Fidelity funds or intend to attempt to capture short-term market opportunities. However, Strategic Advisers may modify the target asset allocation strategy for any Freedom Fund and modify the selection of underlying Fidelity funds for any Freedom Fund from time to time.

Description of Underlying Fidelity Funds

Although the underlying Fidelity funds are categorized generally as equity (domestic or international), fixed-income (investment-grade or high yield), and money market funds, many of the underlying Fidelity funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Prospectus

Domestic Equity Funds

Fidelity® Blue Chip Growth Fund seeks growth of capital over the long term.

FMR normally invests the fund's assets primarily in common stocks of well-known and established companies.

FMR normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500 or the Dow Jones Industrial AverageSM  (DJIASM ), and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Disciplined Equity Fund seeks capital growth.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in common stocks.

FMR seeks to reduce the impact of industry weightings on the performance of the fund by considering each industry's weighting in the S&P 500 when allocating the fund's investments across industries.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves computer-aided, quantitative analysis supported by fundamental analysis. FMR's computer model systematically reviews thousands of stocks, using data such as historical earnings, dividend yield, earnings per share, and other quantitative factors. Then, the issuers of potential investments are analyzed further using fundamental factors such as growth potential, earnings estimates, and financial condition.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Equity-Income Fund seeks reasonable income. In pursuing this objective, the fund will also consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Fund seeks long-term capital growth.

FMR normally invests the fund's assets primarily in common stocks. FMR, to some extent, limits the emphasis on the fund's growth objective by investing a portion of the fund's assets in securities selected for their current income characteristics. FMR may from time to time invest a portion of the fund's assets in bonds, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Prospectus

Fund Basics - continued

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Growth Company Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may by measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Mid-Cap Stock Fund seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in common stocks of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity OTC Portfolio seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities principally traded on the National Association of Securities Dealers Automatic Quotation System (NASDAQ®) Composite Index or another over-the-counter (OTC) market. OTC securities include securities in the NASDAQ Composite® Index and other securities principally traded on the OTC market (a telephone or computer network that connects securities dealers) and may include equity or debt securities. However, OTC securities can also be listed for trading on the New York or American Stock Exchange or a foreign exchange and may include American Depositary Receipts and securities eligible for unlisted trading privileges on such exchanges. Securities that begin to trade principally on an exchange after purchase continue to be considered eligible securities for purposes of the 80% policy. OTC securities can be issued by companies of any size. However, the OTC market has more small and medium-sized companies than other markets. FMR may also invest the fund's assets in non-OTC securities.

FMR will invest more than 25% of the fund's total assets in the technology sector.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

International Equity Funds

Fidelity Diversified International Fund seeks capital growth.

FMR normally invests the fund's assets primarily in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Europe Fund seeks growth of capital over the long term.

FMR normally invests at least 80% of the fund's assets in securities of European issuers and other investments that are tied economically to Europe. Europe includes all member countries of the European Union, Norway, Switzerland, and certain European countries with low- to middle-income economies as classified by the World Bank. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different European countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in Europe as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Fidelity Japan Fund seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in securities of Japanese issuers and other investments that are tied economically to Japan. FMR normally invests the fund's assets primarily in common stocks.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Overseas Fund seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Southeast Asia Fund seeks capital appreciation.

FMR normally invests at least 80% of the fund's assets in securities of Southeast Asian issuers and other investments that are tied economically to Southeast Asia. Southeast Asia includes Hong Kong, Indonesia, South Korea, Malaysia, the Philippines, the People's Republic of China, Singapore, Taiwan, and Thailand. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different Southeast Asian countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in Southeast Asia as a whole.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment-Grade Fixed-Income Funds

Fidelity Government Income Fund seeks a high level of current income, consistent with preservation of principal.

FMR normally invests the fund's assets in U.S. Government securities and instruments related to U.S. Government securities. FMR normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR does not currently intend to invest more than 40% of the fund's assets in mortgage securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of July 31, 2003, FMR was using the Lehman Brothers Government Bond Index in managing the fund's investments. As of July 31, 2003, the fund's dollar-weighted average maturity was approximately 7.9 years and the index's dollar-weighted average maturity was approximately 7.5 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, U.S. Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

Prospectus

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Intermediate Bond Fund seeks a high level of current income.

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities of all types and repurchase agreements for those securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of April 30, 2003, FMR was using the Lehman Brothers Intermediate Government/Credit Bond Index in managing the fund's investments. In addition, the fund normally maintains a dollar-weighted average maturity between three and 10 years. As of April 30, 2003, the fund's dollar-weighted average maturity was approximately 4.1 years and the index's dollar-weighted average maturity was approximately 3.7 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Investment Grade Bond Fund seeks a high level of current income.

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities of all types and repurchase agreements for those securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of April 30, 2003, FMR was using the Lehman Brothers Aggregate Bond Index in managing the fund's investments. As of April 30, 2003, the fund's dollar-weighted average maturity was approximately 4.7 years and the index's dollar-weighted average maturity was approximately 6.8 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

High Yield Fixed-Income Funds

Fidelity Capital & Income Fund seeks to provide a combination of income and capital growth.

FMR invests the fund's assets in equity and debt securities. FMR has the flexibility to invest the fund's assets in securities of any type or quality, including defaulted securities, but expects to invest the majority of the fund's assets in debt securities and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

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Fund Basics - continued

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity High Income Fund seeks a high level of current income. Growth of capital may also be considered.

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR uses the credit quality distribution of an index representing the overall high yield bond market as a guide in structuring the fund's credit quality composition. FMR generally expects the fund to be less heavily invested in issuers with the lowest credit ratings than the index weighting of such issuers. As of April 30, 2003, FMR used the Merrill Lynch U.S. High Yield Master II Index to represent the overall high yield bond market.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Money Market Fund

Retirement Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Principal Investment Risks

Many factors affect each Freedom Fund's performance. Each Freedom Fund's share price and Freedom Income's yield change daily based on the performance of the underlying Fidelity funds in which it invests. The ability of each Freedom Fund to meet its investment objective is directly related to its target asset allocation among underlying Fidelity funds and the ability of those funds to meet their investment objectives. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following factors can significantly affect a Freedom Fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Prospectus

Foreign Exposure. Foreign securities, foreign currencies, securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Geographic Concentration. Political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.

Asia. Asia includes countries in all stages of economic development, from the highly developed economy of Japan to the emerging market economy of the People's Republic of China. Most Asian economies are characterized by over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports, and economic recessions. Currency devaluations in any one country can have a significant effect on the entire region. Recently, the markets in each Asian country have suffered significant downturns as well as significant volatility. Increased political and social unrest in some or all Asian countries could cause further economic and market uncertainty.

The Japanese economy is currently in a recession. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia.

The Southeast Asia economies are generally in recessions. Many of their economies are characterized by high inflation, undeveloped financial services sectors, and heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions have resulted in significant market downturns and volatility.

Europe. Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the EMU, which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in Europe is historically high. Many Eastern European countries continue to move toward market economies. However, their markets remain relatively undeveloped and can be particularly sensitive to political and economic developments. The tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a group of related industries, and the securities of companies in that group of industries could react similarly to these or other developments.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. The technology industries as a whole tend to be relatively concentrated in certain issuers. For example, as of July 31, 2003, Microsoft Corp. accounted for approximately 11.13% of the NASDAQ Composite Index.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

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Fund Basics - continued

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect a Freedom Fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Freedom Income Fund seeks high current income and, as a secondary objective, capital appreciation.

Each of Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, and Freedom 2040 Fund seeks high total return.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

Each fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The assets of each Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs. Most underlying Fidelity fund assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying Fidelity fund or if the value of a security held by an underlying Fidelity fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. A money market underlying Fidelity fund's assets are valued on the basis of amortized cost.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

You may buy or sell shares of a fund through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares of a fund (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares of the funds through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity retirement products. If you buy or sell shares of a fund through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features and policies may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares of a fund through a non-Fidelity broker or other investment professional.

Buying and Selling Information
Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003 Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time)

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity Traditional IRA, Roth IRA, and Rollover IRAsA	$200
Subsequent Purchase	$250
Through regular investment plans	$100
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500.

There is no minimum balance or initial or subsequent purchase minimum for investments through Portfolio Advisory ServicesSM , a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

Prospectus

Shareholder Information - continued

Buying Shares

The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

A fund may reject or cancel any purchase orders, including exchanges, for any reason.

For example, the funds do not permit market timing because short-term or other excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If you place an order to buy shares and your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of each fund is the fund's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above $2,000 to keep your fund position open ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts), except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if Strategic Advisers determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds including each of the underlying Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  Each Freedom Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.
  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

Prospectus

  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund, read its prospectus.
  The fund you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of the funds or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.
  You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.

- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.
  To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.
  To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Policies

The following policies apply to you as a shareholder.

Combination with Freedom Income Fund. Each Freedom Fund with a target retirement date may be combined with Freedom Income, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a Freedom Fund with a target retirement date of the combination and any tax consequences.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 770001, Cincinnati, Ohio 45277-0002.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

Prospectus

Shareholder Information - continued

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000. It is expected that fund balances will be valued on the second Friday in November of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use regular investment plans.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts), for any reason, including solely due to declines in NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each Freedom Fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Freedom Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each Freedom Fund with a target retirement date normally pays dividends and capital gain distributions in May and December.

Freedom Income normally pays dividends monthly and pays capital gain distributions in May and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each fund:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Strategic Advisers is each Freedom Fund's investment manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

FMR, an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager.

As of March 30, 2004, Strategic Advisers had approximately $51.8 billion in discretionary assets under management.

As of March 30, 2004, FMR had approximately $8.8 billion in discretionary assets under management.

As the manager, Strategic Advisers administers the asset allocation program for each Freedom Fund.

As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling its business affairs. FMR is also responsible for handling the business affairs for each Freedom Fund.

Ren Cheng is vice president and manager of the Freedom Funds. He has held this position since their inceptions, which were October 1996 for Income, 2000, 2010, 2020, and 2030 funds, September 2000 for 2040 fund, and November 2003 for 2005, 2015, 2025, and 2035 funds. He also manages structured investments for Fidelity Management Trust Company. Mr. Cheng joined Fidelity in 1994 as a portfolio manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each Freedom Fund pays a management fee to Strategic Advisers. The management fee is calculated and paid to Strategic Advisers every month.

Strategic Advisers is responsible for the payment of all other expenses of each Freedom Fund with limited exceptions.

Each Freedom Fund's annual management fee rate is 0.10% of its average net assets.

For the fiscal year ended March 31, 2004, Freedom Income, Freedom 2000, Freedom 2010, Freedom 2020, Freedom 2030, and Freedom 2040 paid a management fee of 0.08% of the fund's average net assets, after reimbursement.

Strategic Advisers pays FMR an administration fee for handling the business affairs for each Freedom Fund.

FMR may, from time to time, agree to reimburse the funds for management fees above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a fund's expenses and boost its performance.

Fund Distribution

FDC distributes each fund's shares.

Each Freedom Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that Strategic Advisers or FMR may use its management or administration fee revenues, respectively, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Freedom Fund shares and/or shareholder support services. Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each Freedom Fund has authorized such payments.

If payments made by Strategic Advisers or FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a Freedom Fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each fund's financial history for the past 5 years or, if shorter, the period of the fund's operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

Freedom Income
Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.59	$ 10.89	$ 10.93	$ 11.58	$ 11.25
Income from Investment Operations
Net investment income (loss)B 	 .18	 .24	 .36	 .57	 .52
Net realized and unrealized gain (loss) 	 .75	 (.27)	 .05	 (.37)	 .45
Total from investment operations 	 .93	 (.03)	 .41	 .20	 .97
Distributions from net investment income 	 (.22)	 (.27)	 (.38)	 (.59)	 (.52)
Distributions from net realized gain 	 (.06)	 -	 (.07)	 (.26)	 (.12)
Total distributions 	 (.28)	 (.27)	 (.45)	 (.85)	 (.64)
Net asset value, end of period 	$ 11.24	$ 10.59	$ 10.89	$ 10.93	$ 11.58
Total ReturnA 	 8.87%	 (.23)%	 3.78%	 1.77%	 8.96%
Ratios to Average Net AssetsC,D
Expenses before expense reductions 	 .10%	 .10%	 .10%	 .10%	 .10%
Expenses net of voluntary waivers, if any 	 .08%	 .08%	 .08%	 .08%	 .08%
Expenses net of all reductions 	 .08%	 .08%	 .07%	 .06%	 .07%
Net investment income (loss) 	 1.68%	 2.28%	 3.27%	 5.07%	 4.59%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,753,286	$ 1,242,816	$ 960,976	$ 618,169	$ 306,834
Portfolio turnover rate 	 6%	 7%	 9%	 40%	 37%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Prospectus

Appendix - continued

Freedom 2000
Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.01	$ 11.52	$ 11.43	$ 13.47	$ 12.60
Income from Investment Operations
Net investment income (loss)B 	 .21	 .26	 .37	 .55	 .50
Net realized and unrealized gain (loss) 	 .99	 (.47)	 -E	 (.91)	 1.18
Total from investment operations 	 1.20	 (.21)	 .37	 (.36)	 1.68
Distributions from net investment income 	 (.24)	 (.30)	 (.28)	 (.75)	 (.52)
Distributions from net realized gain 	 -	 -	 -	 (.93)	 (.29)
Total distributions 	 (.24)	 (.30)	 (.28)	 (1.68)	 (.81)
Net asset value, end of period 	$ 11.97	$ 11.01	$ 11.52	$ 11.43	$ 13.47
Total ReturnA 	 10.97%	 (1.81)%	 3.21%	 (2.95)%	 13.81%
Ratios to Average Net AssetsC,D
Expenses before expense reductions 	 .10%	 .10%	 .10%	 .10%	 .10%
Expenses net of voluntary waivers, if any 	 .08%	 .08%	 .08%	 .08%	 .08%
Expenses net of all reductions 	 .08%	 .08%	 .07%	 .06%	 .07%
Net investment income (loss) 	 1.79%	 2.37%	 3.19%	 4.41%	 3.88%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,592,068	$ 1,265,181	$ 1,111,543	$ 900,651	$ 743,948
Portfolio turnover rate 	 7%	 7%	 13%	 51%	 37%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Amount represents less than $.01 per share.

Prospectus

Freedom 2005
Period ended March 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .08
Net realized and unrealized gain (loss) 	 .44
Total from investment operations 	 .52
Distributions from net investment income 	 (.04)
Net asset value, end of period 	$ 10.48
Total Return B, C 	 5.21%
Ratios to Average Net Assets E, G
Expenses before expense reductions 	 .10% A
Expenses net of voluntary waivers, if any 	 .08% A
Expenses net of all reductions 	 .08% A
Net investment income (loss) 	 2.03% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 36,483
Portfolio turnover rate 	 22% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Prospectus

Appendix - continued

Freedom 2010
Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.40	$ 12.61	$ 12.94	$ 15.55	$ 13.76
Income from Investment Operations
Net investment income (loss) B 	 .26	 .28	 .36	 .49	 .43
Net realized and unrealized gain (loss) 	 2.02	 (1.18)	 (.05)	 (1.97)	 2.27
Total from investment operations 	 2.28	 (.90)	 .31	 (1.48)	 2.70
Distributions from net investment income 	 (.28)	 (.31)	 (.37)	 (.46)	 (.49)
Distributions from net realized gain 	 (.09)	 -	 (.27)	 (.67)	 (.42)
Total distributions 	 (.37)	 (.31)	 (.64)	 (1.13)	 (.91)
Net asset value, end of period 	$ 13.31	$ 11.40	$ 12.61	$ 12.94	$ 15.55
Total Return A 	 20.15%	 (7.17)%	 2.31%	 (10.00)%	 20.32%
Ratios to Average Net Assets C, D
Expenses before expense reductions 	 .10%	 .10%	 .10%	 .10%	 .10%
Expenses net of voluntary waivers, if any 	 .08%	 .08%	 .08%	 .08%	 .08%
Expenses net of all reductions 	 .08%	 .08%	 .07%	 .06%	 .07%
Net investment income (loss) 	 2.07%	 2.44%	 2.84%	 3.43%	 2.98%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 7,387,863	$ 4,682,513	$ 4,063,699	$ 2,813,123	$ 2,013,087
Portfolio turnover rate 	 4%	 8%	 10%	 42%	 33%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Prospectus

Freedom 2015
Period ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.00
Income from Investment Operations
Net investment income (loss)D 	 .07
Net realized and unrealized gain (loss) 	 .54
Total from investment operations 	 .61
Distributions from net investment income 	 (.04)
Net asset value, end of period 	$ 10.57
Total ReturnB,C 	 6.11%
Ratios to Average Net AssetsE,G
Expenses before expense reductions 	 .10%A
Expenses net of voluntary waivers, if any 	 .08%A
Expenses net of all reductions 	 .08%A
Net investment income (loss) 	 1.79%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 114,335
Portfolio turnover rate 	 2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Prospectus

Appendix - continued

Freedom 2020
Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.50	$ 12.60	$ 13.11	$ 17.28	$ 14.55
Income from Investment Operations
Net investment income (loss) B 	 .23	 .21	 .26	 .35	 .32
Net realized and unrealized gain (loss) 	 2.87	 (2.09)	 (.08)	 (3.17)	 3.43
Total from investment operations 	 3.10	 (1.88)	 .18	 (2.82)	 3.75
Distributions from net investment income 	 (.22)	 (.22)	 (.26)	 (.39)	 (.35)
Distributions in excess of net investment income 	 -	 -	 -	 -	 (.10)
Distributions from net realized gain 	 (.04)	 -	 (.43)	 (.96)	 (.57)
Total distributions 	 (.26)	 (.22)	 (.69)	 (1.35)	 (1.02)
Net asset value, end of period 	$ 13.34	$ 10.50	$ 12.60	$ 13.11	$ 17.28
Total Return A 	 29.68%	 (14.96) %	 1.12%	 (17.23) %	 26.74%
Ratios to Average Net Assets C, D
Expenses before expense reductions 	 .10%	 .10%	 .10%	 .10%	 .10%
Expenses net of voluntary waivers, if any 	 .08%	 .08%	 .08%	 .08%	 .08%
Expenses net of all reductions 	 .08%	 .08%	 .07%	 .06%	 .07%
Net investment income (loss) 	 1.85%	 1.96%	 2.03%	 2.29%	 2.07%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 7,541,432	$ 4,087,602	$ 3,285,294	$ 2,189,361	$ 1,964,178
Portfolio turnover rate 	 3%	 6%	 10%	 50%	 28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Prospectus

Freedom 2025
Period ended March 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .06
Net realized and unrealized gain (loss) 	 .63
Total from investment operations 	 .69
Distributions from net investment income 	 (.05)
Net asset value, end of period 	$ 10.64
Total Return B, C 	 6.92%
Ratios to Average Net Assets E, G
Expenses before expense reductions 	 .10% A
Expenses net of voluntary waivers, if any 	 .08% A
Expenses net of all reductions 	 .08% A
Net investment income (loss) 	 1.53% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 66,423
Portfolio turnover rate 	 7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Prospectus

Appendix - continued

Freedom 2030
Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.04	$ 12.58	$ 13.23	$ 17.84	$ 14.55
Income from Investment Operations
Net investment income (loss)B 	 .19	 .16	 .19	 .28	 .27
Net realized and unrealized gain (loss) 	 3.23	 (2.55)	 (.11)	 (3.84)	 3.91
Total from investment operations 	 3.42	 (2.39)	 .08	 (3.56)	 4.18
Distributions from net investment income 	 (.19)	 (.15)	 (.20)	 (.34)	 (.28)
Distributions in excess of net investment income 	 -	 -	 -	 -	 (.13)
Distributions from net realized gain 	 -	 -	 (.53)	 (.71)	 (.48)
Total distributions 	 (.19)	 (.15)	 (.73)	 (1.05)	 (.89)
Net asset value, end of period 	$ 13.27	$ 10.04	$ 12.58	$ 13.23	$ 17.84
Total ReturnA 	 34.22%	 (19.05)%	 .28%	 (20.78)%	 29.64%
Ratios to Average Net AssetsC,D
Expenses before expense reductions 	 .10%	 .10%	 .10%	 .10%	 .10%
Expenses net of voluntary waivers, if any 	 .08%	 .08%	 .08%	 .08%	 .08%
Expenses net of all reductions 	 .08%	 .08%	 .07%	 .06%	 .07%
Net investment income (loss) 	 1.58%	 1.52%	 1.50%	 1.75%	 1.71%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 4,363,601	$ 2,335,210	$ 1,995,302	$ 1,376,774	$ 1,216,369
Portfolio turnover rate 	 2%	 4%	 5%	 37%	 26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Prospectus

Freedom 2035
Period ended March 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .06
Net realized and unrealized gain (loss) 	 .68
Total from investment operations 	 .74
Distributions from net investment income 	 (.05)
Net asset value, end of period 	$ 10.69
Total Return B, C 	 7.42%
Ratios to Average Net Assets E, G
Expenses before expense reductions 	 .10% A
Expenses net of voluntary waivers, if any 	 .08% A
Expenses net of all reductions 	 .08% A
Net investment income (loss) 	 1.49% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 27,943
Portfolio turnover rate 	 18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Prospectus

Appendix - continued

Freedom 2040
Years ended March 31,	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 5.72	$ 7.41	$ 7.62	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .11	 .08	 .09	 .07
Net realized and unrealized gain (loss) 	 2.04	 (1.69)	 (.11)	 (2.39)
Total from investment operations 	 2.15	 (1.61)	 (.02)	 (2.32)
Distributions from net investment income 	 (.09)	 (.07)	 (.07)	 (.06)
Distributions from net realized gain 	 (.03)	 (.01)	 (.12)	 -
Total distributions 	 (.12)	 (.08)	 (.19)	 (.06)
Net asset value, end of period 	$ 7.75	$ 5.72	$ 7.41	$ 7.62
Total Return B,C 	 37.75%	 (21.79)%	 (.40)%	 (23.28)%
Ratios to Average Net Assets E,G
Expenses before expense reductions 	 .10% 	 .10%	 .10%	 .10%A
Expenses net of voluntary waivers, if any 	 .08% 	 .08%	 .08%	 .08%A
Expenses net of all reductions 	 .08% 	 .08%	 .08%	 .08%A
Net investment income (loss) 	 1.55% 	 1.38%	 1.24%	 1.46%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,295,302	$ 482,708	$ 256,113	$ 72,621
Portfolio turnover rate 	 3% 	 4%	 5%	 38%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period September 6, 2000 (commencement of operations) to March 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Prospectus

Notes

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus or an annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-06440

Fidelity Freedom Funds, Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2040 Fund, Fidelity Investments & (Pyramid) Design, Fidelity, FAST, and Directed Dividends are registered trademarks of FMR Corp.

Fidelity Freedom 2005 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2035 Fund, Strategic Advisers, and Portfolio Advisory Services are service marks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.808378.100 FF-pro-0504L